September 26, 2008
ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund
ActivePassive Intermediate Taxable Bond Fund
ActivePassive High Yield Bond Fund
ActivePassive Intermediate Municipal Bond Fund
Each a series of Advisors Series Trust

Class A Shares

Supplement to the Prospectus
Dated December 31, 2007, as Supplemented May 16, 2008

Effective October 1, 2008, the Funds’ advisor, FundQuest Incorporated (the “Advisor”), has agreed to contractually reduce the expense caps of the ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund.

Accordingly, effective October 1, 2008, the section titled, “Fees and Expenses” on pages 7 and 8 of the Prospectus is deleted and replaced with the following:

Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for its services.

Class A Shares
	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees (1)
(fees paid directly from your investment)
Maximum sales load imposed on purchases(2)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(3)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(4)	1.07%	0.97%	1.07%	1.07%	1.15%
Acquired Fund Fees and Expenses(5)	0.07%	0.07%	0.06%	0.06%	0.18%
Total Annual Fund Operating Expenses	2.24%	2.14%	2.28%	2.28%	2.48%
Fee Reduction/Waiver or Reimbursement(6)	(0.87%)	(0.87%)	(0.72%)	(0.82%)	(1.00%)
Net Annual Fund Operating Expenses	1.37%	1.27%	1.56%	1.46%	1.48%

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases(2)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(3)	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.70%	0.60%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(4)	1.15%	1.14%	1.07%	1.07%	1.07%
Acquired Fund Fees and Expenses(5)	0.02%	0.60%	0.05%	0.29%	0.14%
Total Annual Fund Operating Expenses	2.47%	2.84%	2.07%	2.41%	2.16%
Fee Reduction/Waiver or Reimbursement(6)	(0.85%)	(1.04%)	(1.02%)	(0.62%)	(1.02%)
Net Annual Fund Operating Expenses	1.62%	1.80%	1.05%	1.79%	1.14%

(1)	You will be charged a fee by the Transfer Agent for outgoing wire transfers, returned checks and stop payment orders.

(2)	This sales charge is waived for investors purchasing shares through the Advisor’s wrap program.

(3)
The redemption fee applies only to those shares that have been held less than five days. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(4)	Other Expenses includes estimated custodian, transfer agency and other customary Fund expenses and are based on estimated amounts for the current fiscal year.

(5)
The Funds are required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(6)
The Advisor has contractually agreed to waive or reimburse all expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and extraordinary expenses) do not exceed the amounts set forth in this Prospectus under the heading “Fund Expenses” (the “Expense Agreement”).  The Expense Agreement is irrevocable and continues as long as the Funds continue their operations.

Example
This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the expense limitation in the agreement described herein.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 706	$ 697	$ 725	$ 715	$ 717
Three Years	$ 984	$ 955	$1,039	$1,010	$1,016

2

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond

One Year	$ 730	$ 747	$ 676	$ 746	$ 685
Three Years	$1,057	$1,109	$1,106	$1,106	$ 916

The example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

The first paragraph and table in the section titled “Fund Expenses” on page 39 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Class A Shares

Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund, High Yield Bond Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund, International Equity Fund	1.30%
Large Cap Value Fund, Global Bond Fund	1.20%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	1.00%

Please retain this Supplement with your Prospectus for reference.

3

September 26, 2008

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund
ActivePassive Intermediate Taxable Bond Fund
ActivePassive High Yield Bond Fund
ActivePassive Intermediate Municipal Bond Fund
Each a series of Advisors Series Trust

Class I Shares

Supplement to the Prospectus
Dated December 31, 2007, as Supplemented May 16, 2008

Effective October 1, 2008, the Funds’ advisor, FundQuest Incorporated (the “Advisor”), has agreed to contractually reduce the expense caps of the ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund.

Accordingly, effective October 1, 2008, the section titled, “Fees and Expenses” on pages 6 and 7 of the Prospectus is deleted and replaced with the following:

Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for its services.

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees (1)
(fees paid directly from your investment)
Maximum sales load imposed on purchases	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(2)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(3)	1.07%	0.97%	1.07%	1.07%	1.15%
Acquired Fund Fees and Expenses(4)	0.07%	0.07%	0.06%	0.06%	0.18%
Total Annual Fund Operating Expenses	1.99%	1.89%	2.03%	2.03%	2.23%
Fee Reduction/Waiver or Reimbursement(5)	(0.87%)	(0.87%)	(0.72%)	(0.82%)	(1.00%)
Net Annual Fund Operating Expenses	1.12%	1.02%	1.31%	1.21%	1.23%

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(2)	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.70%	0.60%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(3)	1.15%	1.14%	1.07%	1.07%	1.07%
Acquired Fund Fees and Expenses(4)	0.02%	0.60%	0.05%	0.29%	0.14%
Total Annual Fund Operating Expenses	2.22%	2.59%	1.82%	2.16%	1.91%
Fee Reduction/Waiver or Reimbursement(5)	(0.85%)	(1.04%)	(1.02%)	(0.62%)	(1.02%)
Net Annual Fund Operating Expenses	1.37%	1.55%	0.80%	1.54%	0.89%

(1)	You will be charged a fee by the Transfer Agent for outgoing wire transfers, returned checks and stop payment orders.

(2)
The redemption fee applies only to those shares that have been held less than five days. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(3)	Other Expenses includes estimated custodian, transfer agency and other customary Fund expenses and are based on estimated amounts for the current fiscal year.

(4)
The Funds are required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and expenses are based on estimated amounts for the current fiscal year.

(5)
The Advisor has contractually agreed to waive or reimburse all expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and extraordinary expenses) do not exceed the amounts set forth in this Prospectus under the heading “Fund Expenses”  (the “Expense Agreement”).  The Expense Agreement is irrevocable and continues as long as the Funds continue their operations.

Example
This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the expense limitation in the agreement described herein.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 114	$ 104	$ 133	$ 123	$ 125
Three Years	$ 356	$ 325	$ 415	$ 384	$ 390

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond

One Year	$ 139	$ 158	$ 82	$ 157	$ 91
Three Years	$ 434	$ 490	$ 255	$ 486	$ 284

2

The first paragraph and table in the section titled “Fund Expenses” on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Class I Shares

Emerging Markets Equity Fund	1.35%
Small/Mid Cap Growth Fund, High Yield Bond Fund	1.25%
Small/Mid Cap Value Fund	1.15%
Large Cap Growth Fund, International Equity Fund	1.05%
Large Cap Value Fund, Global Bond Fund	0.95%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.75%

Please retain this Supplement with your Prospectus for reference.